Operating Segments - Schedule of Segment Assets (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Operating Segments [Line Items]
Segment assets	$ 263,343,043	$ 277,424,558
Operating Segments | Battery Materials
Disclosure Of Operating Segments [Line Items]
Segment assets	147,476,907	153,744,385
Operating Segments | Battery Technology
Disclosure Of Operating Segments [Line Items]
Segment assets	20,367,755	19,635,067
Operating Segments | Graphite Exploration
Disclosure Of Operating Segments [Line Items]
Segment assets	2,225,693	2,219,480
Unallocated
Disclosure Of Operating Segments [Line Items]
Segment assets	$ 93,272,688	$ 101,825,626